Schedule of Income Tax Expense Reconciliation (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Profit before income taxes		$ 2,975,533	$ 3,256,125	$ 2,120,605
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 490,963	$ 537,260	$ 349,900
Reconciling items:
Tax effect of income that is not taxable	[1]	(25)	(127,476)	(12,088)
Tax effect of non-deductible expenditure		90,539
Change in valuation allowance		88,998	81,028	1,720
Effect of two-tier tax rate		(21,154)	(21,154)	(21,154)
Statutory tax deduction	[2]	(385)	(769)	(1,282)
Total		$ 648,936	$ 468,889	$ 317,096

[1]	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.
[2]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$3,000 (2023: HK$6,000) (2022: HK$10,000) for each business.